Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 10: Fair Value Measurements

The Company records certain assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy that prioritizes the inputs used to measure fair value is described below. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — Quoted prices in active markets for identical assets or liabilities.
●	Level 2 — Observable inputs other than quoted prices include in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
●	Level 3 — Unobservable inputs that are support by little or no market activity. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

Below is a summary of the valuation techniques used in determining fair value:

Derivatives — Derivatives consist of interest rate swaps. The fair value of the interest rate swaps is the estimated amount that the Company would receive or pay to terminate such agreements, taking into account market interest rates and the remaining time to maturities or using market inputs with mid-market pricing as a practical expedient for bid-ask spread. See Note 9 — "Derivative Instruments" for additional information.

Contingent consideration — The Company values contingent cash consideration related to business combinations using a weighted probability calculation of potential payment scenarios discounted at rates reflective of the risks associated with the expected future cash flows. Key assumptions used to estimate the fair value of contingent consideration include revenue, net new business and operating forecasts and the probability of achieving the specific targets. The Company values contingent stock consideration related to business combinations using observable market data, adjusted for indemnity losses and claims for indemnity losses valued using other indirect market inputs observable in the marketplace.

The carrying value of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and other accruals readily convertible into cash approximate fair value because of the short-term nature of the instruments.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

The Company has determined that its interest rate swaps, included in Accrued expenses and other current liabilities and Other non-current liabilities according to the duration of related cash flows, reside within Level 2 of the fair value hierarchy.

In accordance with ASC 805, we estimated the fair value of the earn-outs using a Monte Carlo simulation for the year ended December 31, 2018. The amount of the earn-outs approximate fair value due to their short term nature of their remaining payments as of March 31, 2020 and December 31, 2019. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement as defined in ASC 820. As of March 31, 2020, the Company increased the earn out liabilities related to Publons based on current period performance and paid the remaining earn out liabilities related to TrademarkVision. These acquisitions occurred in 2017 and 2018, respectively. The amount payable is contingent upon the achievement of certain company specific milestones and performance metrics over a 1-year and 3-year period, respectively, including number of cumulative users, cumulative reviews and annual revenue. Changes in the earn out are recorded to Transaction expenses in the Interim Condensed Consolidated Statement of Operations. There were no transfers of assets or liabilities between levels during the periods ended March 31, 2020 and December 31, 2019. The earn-out liability is recorded in Accrued expenses and other current liabilities and Other non-current liabilities and is classified as Level 3 in the fair value hierarchy.

As of March 31, 2020, the Company maintains a contingent stock liability based on observable market data relating to the DRG acquisition that occurred on February 28, 2020. Changes in the contingent stock liability are recorded to Transaction expenses in the Interim Condensed Consolidated Statement of Operations. There were no transfers of assets or liabilities between levels during the periods ended March 31, 2020 and December 31, 2019. The contingent stock liability is recorded in Accrued expenses and other current liability and is classified as Level 2 in the fair value hierarchy. The amount is payable on the one year anniversary of the acquisition date and is contingent upon any indemnity losses or claims for indemnity losses as defined in the purchase agreement. This fair value measurement is based observable market data and other indirect observable market inputs and thus represents a Level 2 measurement as defined in ASC 820.

The following table presents the changes in the earn-out, the only Level 3 item, for the three months ended March 31, 2020 and 2019, respectively:

December 31, 2019	$11,100
Payment of Earn-out liability (1)	(8,000)
Revaluations included in earnings	380
March 31, 2020	$3,480

The following table presents the changes in the earn-out, the only Level 3 item, for the three months ended March 31, 2019:

December 31, 2018	$7,075
Payment of Earn-out liability	—
Revaluations included in earnings	—
March 31, 2019	$7,075
(1)See Note 18 — “Commitments and Contingencies” for further details

The following table provides a summary of the Company’s assets and liabilities that were recognized at fair value on a recurring basis as at March 31, 2020 and December 31, 2019:

				Total Fair
	Level 1	Level 2	Level 3	Value
March 31, 2020
Liabilities
Interest rate swap liability	$—	$8,372	$—	$8,372
Earn-out liability	—	—	3,480	3,480
Contingent stock liability	—	60,084	—	60,084
Total	$—	$68,456	$3,480	$71,936

				Total Fair
	Level 1	Level 2	Level 3	Value
December 31, 2019
Liabilities
Interest rate swap liability	$—	$2,778	$—	$2,778
Earn-out liability	—	—	11,100	11,100
Total	$—	$2,778	$11,100	$13,878

Non-Financial Assets Valued on a Non-Recurring Basis

The Company’s long-lived assets, including goodwill, indefinite-lived intangibles and finite-lived intangible assets subject to amortization, are measured at fair value on a non-recurring basis. These assets are measured at cost but are written-down to fair value, if necessary, as a result of impairment.

Finite-lived Intangible Assets — If a triggering event occurs, the Company determines the estimated fair value of finite-lived intangible assets by determining the present value of the expected cash flows.

Indefinite-lived Intangible Asset — If a qualitative analysis indicates that it is more likely than not that the estimated fair value is less than the carrying value of an indefinite-lived intangible asset, the Company determines the estimated fair value of the indefinite-lived intangible asset (trade name) by determining the present value of the estimated royalty payments on an after-tax basis that it would be required to pay the owner for the right to use such trade name. If the carrying amount exceeds the estimated fair value, an impairment loss is recognized in an amount equal to the excess.

Goodwill — Goodwill represents the difference between the purchase price and the fair value of the identifiable tangible and intangible net assets resulting from business combinations. The Company evaluates its goodwill for impairment at the reporting unit level, defined as an operating segment or one level below an operating segment, annually as of October 1 or more frequently if impairment indicators arise in accordance with ASC Topic 350. The Company performs qualitative analysis of macroeconomic conditions, industry and market considerations, internal cost factors, financial performance, fair value history and other company specific events. If this qualitative analysis indicates that it is more likely than not that the estimated fair value is less than the book value for the respective reporting unit, the Company applies a two-step impairment test in which the Company determines whether the estimated fair value of the reporting unit is in excess of its carrying value. If the carrying value of the net assets assigned to the reporting unit exceeds the estimated fair value of the reporting unit, the Company performs the second step of the impairment test to determine the implied estimated fair value of the reporting unit’s goodwill. The Company determines the implied estimated fair value of goodwill by determining the present value of the estimated future cash flows for each reporting unit and comparing the reporting unit’s risk profile and growth prospects to selected, reasonably similar publicly traded companies.

Note 12: Fair Value Measurements

The Company records certain assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy that prioritizes the inputs used to measure fair value is described below. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — Quoted prices in active markets for identical assets or liabilities.
●	Level 2 — Observable inputs other than quoted prices include in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
●	Level 3 — Unobservable inputs that are support by little or no market activity. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

Below is a summary of the valuation techniques used in determining fair value:

Derivatives — Derivatives consist of foreign exchange contracts and interest rate swaps. The fair value of foreign exchange contracts is based on observable market inputs of spot and forward rates or using other observable inputs. The fair value of the interest rate swaps is the estimated amount that the Company would receive or pay to terminate such agreements, taking into account market interest rates and the remaining time to maturities or using market inputs with mid-market pricing as a practical expedient for bid-ask spread. See Note 11 — “Derivative Instruments” for additional information.

Contingent consideration — The Company values contingent consideration related to business combinations using a weighted probability calculation of potential payment scenarios discounted at rates reflective of the risks associated with the expected future cash flows. Key assumptions used to estimate the fair value of contingent consideration include revenue, net new business and operating forecasts and the probability of achieving the specific targets.

The carrying value of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and other accruals readily convertible into cash approximate fair value because of the short-term nature of the instruments. The carrying value of the Company’s variable interest rate debt, excluding unamortized debt issuance costs and original issue discount, approximates fair value due to the short-term nature of the interest rate benchmark rates. The fair value of the fixed rate debt is estimated based on market observable data for debt with similar prepayment features. The fair value of the Company’s debt was $1,692,750 and $1,950,318 at December 31, 2019 and 2018, respectively. The fair value is considered Level 2 under the fair value hierarchy.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

The Company has determined that its foreign exchange forward contracts, included in Other current assets, along with the interest rate swaps, included in Accrued expenses and other current liabilities and Other non-current liabilities according to the duration of related cash flows, reside within Level 2 of the fair value hierarchy.

The earn-out liability is recorded in Accrued expenses and other current liabilities and Other non-current liabilities and is classified as Level 3 in the fair value hierarchy. Additionally, the earn-out relates to the TrademarkVision and the Publons acquisitions that occurred in 2018 and 2017, respectively. The amount payable is contingent upon the achievement of certain company specific milestones and performance metrics over a 1-year and 3-year period, respectively, including number of cumulative users, cumulative reviews and annual revenue. In accordance with ASC 805, we estimated the fair value of the earn-outs using a Monte Carlo simulation for the year ended December 31, 2018.

As of December 31, 2019, the amount of the earn-outs approximate fair value due to their short term nature of their remaining payments. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement as defined in ASC 820. As of December 31, 2019, the Company increased the earn- out liabilities related to Publons and TrademarkVision based on current period performance. Changes in the earn-out are recorded to Transaction expenses in the Consolidated Statements of Operations.

There were no transfers of assets or liabilities between levels during the years ended December 31, 2019 and 2018.

The following inputs and assumptions were used to value the earn-out liability as of December 31, 2018:

TrademarkVision
Risk-free rate	2.77%
Discount rate	8.09%
Expected life (in years)	1.54

Publons
Risk-free rate	2.34 - 2.63%
Discount rate	9.23 - 9.72%
Expected life (in years)	1.04 - 3.04

The following table presents the changes in the earn-out, the only Level 3 item, for the years ended December 31, 2019 and 2018:

Balance at December 31, 2016	$—
Earn-out liability	5,900
Balance at December 31, 2017	$5,900
Business combinations	4,115
Payment of earn-out liability	(2,470)
Revaluations included in earnings	(470)
Balance at December 31, 2018	$7,075
Payment of Earn-out liability (1)	(2,371)
Revaluations included in earnings	6,396
Balance as of December 31, 2019	$11,100
(1)	See Note 22 — "Commitments and Contingencies" for further details

The following table provides a summary of the Company’s assets and liabilities that were recognized at fair value on a recurring basis as at December 31, 2019 and 2018:

	December 31, 2019
				Total Fair
	Level 1	Level 2	Level 3	Value

Assets
Interest rate swap asset	$—	$—	$—	$—
	$—	$—	$—	$—
Liabilities
Interest rate swap liability	—	2,778	—	2,778
Earn-out	—	—	11,100	11,100
Total	$—	$2,778	$11,100	$13,878

	December 31, 2018
				Total Fair
	Level 1	Level 2	Level 3	Value
Assets
Interest rate swap asset	—	3,644	—	3,644
	—	3,644	—	3,644
Liabilities
Earn-out	—	—	7,075	7,075
Total	$—	$—	$7,075	$7,075

Non-Financial Assets Valued on a Non-Recurring Basis

The Company’s long-lived assets, including goodwill, indefinite-lived intangible and finite-lived intangible assets subject to amortization, are measured at fair value on a non-recurring basis. These assets are measured at cost but are written-down to fair value, if necessary, as a result of impairment.

Finite-lived Intangible Assets — If a triggering event occurs, the Company determines the estimated fair value of finite-lived intangible assets by determining the present value of the expected cash flows.

Indefinite-lived Intangible Asset — If a qualitative analysis indicates that it is more likely than not that the estimated fair value is less than the carrying value of an indefinite-lived intangible asset, the Company determines the estimated fair value of the indefinite-lived intangible asset (trade name) by determining the present value of the estimated royalty payments on an after-tax basis that it would be required to pay the owner for the right to use such trade name. If the carrying amount exceeds the estimated fair value, an impairment loss is recognized in an amount equal to the excess.

Goodwill — Goodwill represents the difference between the purchase price and the fair value of the identifiable tangible and intangible net assets resulting from business combinations. The Company evaluates its goodwill for impairment at the reporting unit level, defined as an operating segment or one level below an operating segment, annually as of October 1 or more frequently if impairment indicators arise in accordance with ASC Topic 350. The Company performs qualitative analysis of macroeconomic conditions, industry and market considerations, internal cost factors, financial performance, fair value history and other company specific events. If this qualitative analysis indicates that it is more likely than not that the estimated fair value is less than the book value for the respective reporting unit, the Company applies a two-step impairment test in which the Company determines whether the estimated fair value of the reporting unit is in excess of its carrying value. If the carrying value of the net assets assigned to the reporting unit exceeds the estimated fair value of the reporting unit, the Company performs the second step of the impairment test to determine the implied estimated fair value of the reporting unit’s goodwill. The Company determines the implied estimated fair value of goodwill by determining the present value of the estimated future cash flows for each reporting unit and comparing the reporting unit’s risk profile and growth prospects to selected, reasonably similar publicly traded companies.

Effective January 1, 2020, all assets, liabilities, and equity interest of the Brand Protection, AntiPiracy, and AntiFraud solutions of the MarkMonitor Product Line were sold to OpSec Security for a purchase price of $3,751, which approximates fair value of the assets as of December 31, 2019. To measure the amount of impairment related to the divestiture, the Company compared the fair values of assets and liabilities at the evaluation date to the carrying amounts as of December 31, 2019. The loss on impairment was $18,431 as of December 31, 2019. The sale of the Brand Protection, AntiPiracy, and AntiFraud solutions of the MarkMonitor Product Line assets and liabilities are categorized as Level 2 within the fair value hierarchy. The key assumption included the negotiated sales price of the assets and the assumptions of the liabilities. See Note 5 — “Assets Held for Sale and Divested Operations” for additional information.